Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Nov. 01, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014
C000162154
Account Value [Line Items]
Line Graph and Table Measure Name	Value Line Asset Allocation Fund Inc.-Institutional Class
Account Value	$ 22,659	$ 23,934	$ 22,711	$ 23,242	$ 23,004	$ 22,286	$ 21,548	$ 21,002	$ 20,577	$ 21,553	$ 21,411	$ 20,987	$ 20,628	$ 19,862	$ 18,196	$ 18,421	$ 19,082	$ 19,036	$ 18,839	$ 18,146	$ 18,109	$ 18,040	$ 17,439	$ 17,838	$ 16,952	$ 17,514	$ 16,497	$ 15,948	$ 17,137	$ 17,769	$ 16,514	$ 17,215	$ 17,259	$ 18,556	$ 18,076	$ 18,678	$ 20,053	$ 19,489	$ 19,793	$ 18,833	$ 19,530	$ 19,226	$ 18,566	$ 18,120	$ 18,250	$ 17,509	$ 17,323	$ 17,311	$ 17,882	$ 17,482	$ 16,502	$ 16,807	$ 16,968	$ 16,530	$ 15,944	$ 15,888	$ 15,077	$ 13,981	$ 15,298	$ 15,940	$ 15,478	$ 15,399	$ 15,002	$ 14,935	$ 15,088	$ 14,899	$ 14,706	$ 14,104	$ 14,210	$ 13,844	$ 13,502	$ 13,013	$ 12,312	$ 12,983	$ 12,648	$ 13,371	$ 13,268	$ 12,869	$ 12,499	$ 12,316	$ 12,134	$ 12,198	$ 12,198	$ 12,511	$ 12,038	$ 12,027	$ 11,791	$ 11,587	$ 11,452	$ 11,466	$ 11,335	$ 11,419	$ 11,204	$ 10,957	$ 10,957	$ 10,629	$ 10,451	$ 10,428	$ 10,300	$ 10,499	$ 10,538	$ 10,496	$ 10,343	$ 10,200	$ 10,040	$ 10,008	$ 9,578	$ 9,560	$ 9,856	$ 10,014	$ 10,000
C000020616
Account Value [Line Items]
Line Graph and Table Measure Name	Value Line Asset Allocation Fund Inc.-Investor Class
Account Value	$ 22,733	24,024	22,796	23,331	23,097	22,389	21,650	21,105	20,677	21,670	21,528	21,105	20,748	19,985	18,307	18,543	19,206	19,164	18,974	18,279	18,246	18,177	17,574	17,982	17,092	17,662	16,641	16,089	17,290	17,933	16,672	17,382	17,430	18,744	18,262	18,871	20,268	19,701	20,014	19,048	19,755	19,451	18,789	18,341	18,476	17,732	17,543	17,535	18,119	17,714	16,725	17,044	17,207	16,770	16,177	16,124	15,302	14,194	15,535	16,189	15,723	15,647	15,246	15,181	15,338	15,149	14,956	14,350	14,458	14,089	13,743	13,249	12,538	13,224	12,885	13,629	13,524	13,123	12,745	12,562	12,379	12,449	12,449	12,772	12,289	12,279	12,044	11,839	11,701	11,719	11,589	11,674	11,458	11,204	11,208	10,875	10,692	10,674	10,543	10,751	10,795	10,755	10,598	10,455	10,295	10,262	9,824	9,813	10,109	10,276		$ 10,205	$ 9,809	$ 9,961	$ 10,354	$ 10,131	$ 10,170	$ 10,117	$ 10,230	$ 10,234	$ 9,883	$ 10,000
VALUELINE INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,352	34,167	32,272	32,568	31,887	31,132	30,757	29,692	28,289	29,494	28,574	27,126	26,678	25,518	23,383	23,885	25,081	25,487	24,693	23,163	23,063	22,708	21,904	22,452	21,125	22,416	21,230	19,640	21,632	22,552	20,648	22,505	22,464	24,610	23,729	24,462	25,797	24,690	24,862	23,234	24,368	23,649	23,100	22,573	22,416	21,281	20,388	19,841	20,043	19,301	17,397	17,872	18,578	17,332	16,407	16,087	15,356	13,611	15,529	16,922	16,928	16,433	15,857	15,521	15,236	15,481	15,262	14,257	15,224	14,632	14,353	13,906	12,875	14,153	13,870	14,887	14,803	14,336	13,822	13,737	13,414	13,363	13,711	14,236	13,465	13,317	12,921	12,626	12,371	12,333	12,085	12,010	11,843	11,723	11,709	11,262	11,052	10,838	10,451	10,645	10,643	10,628	10,250	10,224	10,043	10,005	9,369	9,382	9,872	10,030	10,000
VALUELINE INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301		10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
60/40 S&P 500® Index/Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	60/40 S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index/Bloomberg US Aggregate Bond Index
Account Value	$ 22,139	22,610	21,752	22,092	21,697	21,266	20,918	20,401	19,682	20,388	19,929	19,417	19,244	18,458	17,204	17,536	18,243	18,467	18,123	17,455	17,486	17,282	16,743	17,172	16,354	16,972	16,191	15,517	16,731	17,352	16,291	17,254	17,191	18,435	18,232	18,650	19,420	18,930	18,987	18,223	18,813	18,490	18,150	17,850	17,752	17,149	16,792	16,613	16,762	16,375	15,310	15,586	15,954	15,341	14,754	14,544	14,114	13,020	14,098	14,719	14,610	14,354	14,051	13,854	13,730	13,718	13,589	12,975	13,390	13,071	12,823	12,584	11,958	12,546	12,365	12,936	12,925	12,646	12,368	12,329	12,119	12,127	12,283	12,610	12,245	12,142	11,929	11,761	11,639	11,577	11,416	11,378	11,249	11,145	11,140	10,852	10,722	10,590	10,457	10,605	10,607	10,603	10,348	10,258	10,147	10,108	9,679	9,659	9,900	10,007	$ 10,000
60/40 S&P 500® Index/Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	60/40 S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index/Bloomberg US Aggregate Bond Index
Account Value	$ 22,651	$ 23,133	$ 22,255	$ 22,602	$ 22,199	$ 21,757	$ 21,401	$ 20,873	$ 20,137	$ 20,859	$ 20,390	$ 19,866	$ 19,689	$ 18,885	$ 17,602	$ 17,941	$ 18,665	$ 18,894	$ 18,541	$ 17,859	$ 17,890	$ 17,682	$ 17,130	$ 17,569	$ 16,732	$ 17,364	$ 16,565	$ 15,876	$ 17,118	$ 17,753	$ 16,668	$ 17,653	$ 17,588	$ 18,861	$ 18,653	$ 19,081	$ 19,869	$ 19,368	$ 19,426	$ 18,644	$ 19,248	$ 18,917	$ 18,570	$ 18,262	$ 18,163	$ 17,545	$ 17,180	$ 16,997	$ 17,150	$ 16,754	$ 15,664	$ 15,947	$ 16,322	$ 15,696	$ 15,095	$ 14,880	$ 14,441	$ 13,321	$ 14,424	$ 15,060	$ 14,948	$ 14,686	$ 14,376	$ 14,175	$ 14,047	$ 14,035	$ 13,903	$ 13,275	$ 13,700	$ 13,373	$ 13,120	$ 12,875	$ 12,234	$ 12,836	$ 12,651	$ 13,235	$ 13,224	$ 12,938	$ 12,654	$ 12,614	$ 12,399	$ 12,408	$ 12,567	$ 12,901	$ 12,529	$ 12,423	$ 12,205	$ 12,033	$ 11,909	$ 11,844	$ 11,680	$ 11,641	$ 11,509	$ 11,403	$ 11,398	$ 11,103	$ 10,970	$ 10,835	$ 10,699	$ 10,851	$ 10,852	$ 10,848	$ 10,587	$ 10,495	$ 10,382	$ 10,342	$ 9,903	$ 9,883	$ 10,128	$ 10,239		$ 10,231	$ 9,738	$ 9,857	$ 10,234	$ 10,079	$ 10,243	$ 10,174	$ 10,130	$ 10,208	$ 9,904	$ 10,000